GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Jun. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017			2016
	Chili's	Maggiano's	Consolidated	Chili's	Maggiano's	Consolidated
Balance at beginning of year	$125,610	$38,397	$164,007	$93,984	$38,397	$132,381

Changes in goodwill:
Additions (a)	—	—	—	31,912	—	31,912
Foreign currency translation adjustment	(54)	—	(54)	(286)	—	(286)

Balance at end of year	$125,556	$38,397	$163,953	$125,610	$38,397	$164,007
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(a)	Fiscal 2016 additions reflect the goodwill acquired as a result of the acquisition of Pepper Dining. See Note 2 for additional disclosures.

Schedule of Intangible Assets
Intangible assets, net for the fiscal years ended June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili's reacquired franchise rights (a)	$16,170	$(4,175)	$11,995	$17,284	$(3,041)	$14,243
Chili's other	5,985	(1,070)	4,915	5,988	(713)	5,275
	$22,155	$(5,245)	$16,910	$23,272	$(3,754)	$19,518

Indefinite-lived intangible assets
Chili's liquor licenses	$9,670			$9,775
Maggiano's liquor licenses	932			932
	$10,602			$10,707